SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE (Details) - shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities		442,240	658,907
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities		442,240	442,240
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	[1]		16,667
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities			200,000

[1]	Convertible note is assumed to be converted at the exercise price of $